Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

The following table presents selected unaudited quarterly financial information for the years ended December 31:

	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	2014	2013	2014	2013	2014	2013	2014	2013
Net sales	$688,293	$633,511	$733,457	$707,113	$768,031	$705,424	$861,272	$811,443
Gross profit	164,133	130,014	186,795	157,416	200,583	172,805	227,839	180,121
Net income (loss)	4,876	(13,882)	43,131	(103,852)	34,955	(20,204)	34,057	(38,584)
Net (loss) income attributable to noncontrolling interests	(4,930)	(436)	1,496	1,183	1,935	1,486	4,101	2,850
Net income (loss) attributable to Diebold, Incorporated	$9,806	$(13,446)	$41,635	$(105,035)	$33,020	$(21,690)	$29,956	$(41,434)

Net income (loss) attributable to Diebold, Incorporated
Basic earnings (loss) per share	$0.15	$(0.21)	$0.64	$(1.65)	$0.51	$(0.34)	$0.46	$(0.65)
Diluted earnings (loss) per share	$0.15	$(0.21)	$0.64	$(1.65)	$0.51	$(0.34)	$0.46	$(0.65)

Basic weighted-average shares outstanding (in thousands)	64,254	63,311	64,588	63,700	64,615	63,825	64,631	63,928
Diluted weighted-average shares outstanding (in thousands) (1)	64,809	63,311	65,224	63,700	65,293	63,825	65,380	63,928

(1)
Incremental shares of 659 thousand, 447 thousand, 479 thousand and 508 thousand were excluded from the computation of diluted EPS for the first, second, third and fourth quarter of 2013 because their effect is anti-dilutive due to the loss from continuing operations.

Net gain for the second quarter of 2014 included a $13,709 pre-tax gain from the sale of the Eras subsidiary. Cryptera was acquired for a purchase price of approximately $13,000 and is included in the EMEA segment within the Company's consolidated financial statements from July 1, 2014, the date of acquisition.

Net loss for the second quarter of 2013 was negatively impacted by $28,000 of pre-tax estimated losses related to the Foreign Corrupt Practices Act (FCPA) investigation that were partially non-deductible and a $17,500 pre-tax charge related to settlement of the securities legal action. The second quarter of 2013 was negatively impacted by current and deferred tax expense of $42,838 related to a change in assertion regarding permanent reinvestment of foreign subsidiary earnings. In addition, the Company recorded non-cash tax expense related to the re-establishment of a valuation allowance of $39,130 for the Brazilian manufacturing entity. Loss from continuing operations for the third quarter of 2013 was negatively impacted by a $70,000 pre-tax, non-cash goodwill impairment charge that was partially non-deductible (refer to note 11). Net loss for the fourth quarter of 2013 was negatively impacted by a $67,593 pre-tax non-cash pension charge (refer to note 13) and $35,611 of pre-tax restructuring charges primarily related to the voluntary early retirement program as part of the multi-year realignment plan (refer to note 18).